UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of Registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

April 30, 2011

Semi-Annual

Repor t

Legg Mason BW

Absolute Return

Opportunities

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason BW Absolute Return Opportunities Fund

Fund objective

The Fund seeks to generate positive returns that are independent of market cycles.

Letter to our shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason BW Absolute Return Opportunities Fund for the reporting period from the Fund’s inception on February 28, 2011 through April 30, 2011.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Mark R. Fetting	R. Jay Gerken, CFA
Chairman	President

May 27, 2011

Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2011 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 28, 2011 (inception date) and held for the period ended April 30, 2011, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[2]
	Actual Total Return Without Sales Charges[3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[5]
Class A	0.83%	$1,000.00	$1,008.30	1.20%	$2.01	Class A	5.00%	$1,000.00	$1,018.84	1.20%	$6.01
Class C	0.75	1,000.00	1,007.50	1.70	2.85	Class C	5.00	1,000.00	1,016.36	1.70	8.50
Class I	0.88	1,000.00	1,008.80	0.85	1.43	Class I	5.00	1,000.00	1,020.58	0.85	4.26

[1]	For the period February 28, 2011 (inception date) to April 30, 2011.

[2]	For the six months ended April 30, 2011.

[3]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (61), then divided by 365.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2011

Legg Mason BW Absolute Return Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 45.2%
Brazil — 3.3%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/21	1,605,000	BRL	$878,836
Canada — 2.9%
Government of Canada, Notes	2.000%	9/1/12	725,000	CAD	771,206
Hungary — 2.1%
Hungary Government Bond	5.500%	2/12/16	105,400,000	HUF	561,039
Indonesia — 3.1%
Government of Indonesia, Senior Bond	10.000%	9/15/24	6,105,000,000	IDR	802,067
Malaysia — 4.4%
Government of Malaysia	3.718%	6/15/12	3,370,000	MYR	1,148,449
Mexico — 4.0%
Mexican Bonos, Bonds	8.500%	5/31/29	11,400,000	MXN	1,049,826
New Zealand — 3.0%
Government of New Zealand	6.000%	5/15/21	950,000	NZD	799,032
Norway — 3.8%
Government of Norway, Bonds	6.500%	5/15/13	4,920,000	NOK	1,009,545
Poland — 7.2%
Republic of Poland, Bonds	5.250%	10/25/20	5,315,000	PLN	1,882,922
South Africa — 3.0%
Republic of South Africa, Bonds	6.750%	3/31/21	5,885,000	ZAR	795,649
South Korea — 4.4%
Korea Treasury Bond	5.750%	9/10/18	861,100,000	KRW	870,978
Korea Treasury Bond, Senior Bonds	3.000%	12/10/13	325,100,000	KRW	297,561
Total South Korea					1,168,539
United Kingdom — 4.0%
United Kingdom Gilt	4.250%	3/7/36	630,000	GBP	1,060,707
Total Sovereign Bonds (Cost — $11,232,763)					11,927,817
Corporate Bonds & Notes — 16.8%
Financials — 14.4%
Diversified Financial Services — 14.4%
European Investment Bank	2.625%	5/16/11	1,480,000		1,481,258
JPMorgan Chase & Co., Senior Notes	1.074%	1/24/14	620,000		622,538	(a)
Svensk Exportkredit AB	4.875%	9/29/11	1,670,000		1,701,002
Total Financials					3,804,798
Health Care — 2.4%
Industrial Development — 2.4%
Eli Lilly & Co.	3.550%	3/6/12	600,000		615,798
Total Corporate Bonds & Notes (Cost — $4,422,341)					4,420,596

See Notes to Financial Statements.

4	Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2011

Legg Mason BW Absolute Return Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — 9.5%
Credit Suisse First Boston Mortgage Securities Corp., 2005-6 2A3	5.500%	7/25/35	423,418	$430,954
First Horizon Mortgage Pass-Through Trust, 2005-8 1A9	5.750%	2/25/36	442,166	424,824
JPMorgan Mortgage Trust, 2006-S3 1A12 PAC	6.500%	8/25/36	825,216	805,087
WaMu Mortgage Pass-Through Certificates, 2006-AR8 1A1	5.605%	8/25/46	976,941	832,694	(a)
Total Collateralized Mortgage Obligations (Cost — $2,394,371)				2,493,559
U.S. Government & Agency Obligations — 4.1%
U.S. Government Obligations — 4.1%
U.S. Treasury Bonds (Cost — $1,056,961)	4.250%	11/15/40	1,105,000	1,074,268
Total Investments Before Short-term Investments (cost — $19,106,436)				19,916,240
Short-Term Investments — 26.9%
U.S. Government Obligations — 14.2%
U.S. Treasury Bills (Cost — $3,754,318)	0.213%	1/12/12	3,760,000	3,756,939	(b)
Repurchase Agreements — 12.7%
Goldman Sachs & Co. repurchase agreement dated 4/29/11; Proceeds at maturity — $3,342,127; (Fully collateralized by U.S. government agency obligations, 2.600% due 4/11/16; Market value — $3,414,454) (Cost — $3,342,119)	0.030%	5/2/11	3,342,119	3,342,119
Total Short-Term Investments (Cost — $7,096,437)				7,099,058
Total Investments — 102.5% (Cost — $26,202,873#)				27,015,298
Liabilities in Excess of Other Assets — (2.5)%				(659,700)
Total Net Assets — 100.0%				$26,355,598

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	— Brazilian Real
CAD	— Canadian Dollar
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report	5

Statement of assets and liabilities (unaudited)

April 30, 2011

Assets:
Investments, at value (Cost — $22,860,754)	$23,673,179
Repurchase agreements, at value (Cost — $3,342,119)	3,342,119
Receivable for Fund shares sold	886,639
Interest receivable	309,148
Unrealized appreciation on forward foreign currency contracts	223,736
Receivable from investment manager	13,697
Prepaid expenses	95,025
Total Assets	28,543,543

Liabilities:
Payable for securities purchased	1,224,454
Unrealized depreciation on forward foreign currency contracts	828,016
Distributions payable	43,577
Payable for organization costs	40,902
Distribution fees payable	9,962
Deferred foreign capital gains tax	7,389
Trustees’ fees payable	407
Accrued expenses	33,238
Total Liabilities	2,187,945
Total Net Assets	$26,355,598

Net Assets:
Par value (Note 7)	$22
Paid-in capital in excess of par value	26,233,257
Undistributed net investment income	457
Accumulated net realized loss on investments and foreign currency transactions	(91,401)
Net unrealized appreciation on investments and foreign currencies	213,263
Total Net Assets	$26,355,598

Shares Outstanding:
ClassA	1,075,655
ClassC	1,021,779
ClassI	88,309

Net Asset Value:
ClassA (and redemption price)	$12.06
ClassC (and redemption price)	$12.06
ClassI (and redemption price)	$12.06
Maximum Public Offering Price Per Share:
ClassA (based on maximum initial sales charge of 2.25%)	$12.34

See Notes to Financial Statements.

6	Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report

Statement of operations (unaudited)†

For the period ended April 30, 2011

Investment Income:
Interest	$135,207
Less: Foreign taxes withheld	(2,248)
Total Investment Income	132,959

Expenses:
Investment management fee (Note 2)	27,241
Offering costs	26,652
Distribution fees (Notes 2 and 5)	20,106
Organization fees	14,250
Audit and tax	9,959
Transfer agent fees (Note 5)	8,189
Shareholder reports	7,469
Trustees’ fees	6,016
Custody fees	5,348
Legal fees	3,342
Miscellaneous expenses	836
Total Expenses	129,408
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(69,658)
Net Expenses	59,750
Net Investment Income	73,209

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	29,420
Foreign currency transactions	(120,821)
Net Realized Loss	(91,401)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	805,036
Foreign currencies	(591,773)
Change in Net Unrealized Appreciation (Depreciation)	213,263
Net Gain on Investments and Foreign Currency Transactions	121,862
Increase in Net Assets from Operations	$195,071

†	For the period February 28, 2011 (inception date) through April 30, 2011.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report	7

Statement of changes in net assets (unaudited)

For the period February 28, 2011 (inception date) through April 30, 2011.	2011

Operations:
Net investment income	$73,209
Net realized loss	(91,401)
Change in net unrealized appreciation (depreciation)	213,263
Increase in Net Assets From Operations	195,071

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(72,752)
Decrease in Net Assets From Distributions to Shareholders	(72,752)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	26,233,111
Reinvestment of distributions	168
Increase in Net Assets From Fund Share Transactions	26,233,279
Increase in Net Assets	26,355,598

Net Assets:
Beginning of period	—
End of period*	$26,355,598
* Includes undistributed net investment income of:	$457

See Notes to Financial Statements.

8	Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2011[2]

Net asset value, beginning of period	$ 12.00

Income from operations:
Net investment income	0.04
Net realized and unrealized gain	0.06
Total income from operations	0.10

Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$12.06
Total return[3]	0.83%

Net assets, end of period (000s)	$12,971

Ratios to average net assets:
Gross expenses[4]	2.86%
Net expenses[4,5,6]	1.20
Net investment income[4]	1.97

Portfolio turnover rate	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period February 28, 2011 (inception date) through April 30, 2011 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report	9

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2011[2]

Net asset value, beginning of period	$ 12.00

Income from operations:
Net investment income	0.03
Net realized and unrealized gain	0.06
Total income from operations	0.09

Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)

Net asset value, end of period	$12.06
Total return[3]	0.75%

Net assets, end of period (000s)	$12,320

Ratios to average net assets:
Gross expenses[4]	3.36%
Net expenses[4,5,6]	1.70
Net investment income[4]	1.47

Portfolio turnover rate	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period February 28, 2011 (inception date) through April 30, 2011 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

10	Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2011[2]

Net asset value, beginning of period	$12.00

Income from operations:
Net investment income	0.05
Net realized and unrealized gain	0.06
Total income from operations	0.11

Less distributions from:
Net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$12.06
Total return[3]	0.88%

Net assets, end of period (000s)	$1,065

Ratios to average net assets:
Gross expenses[4]	2.51%
Net expenses[4,5,6]	0.85
Net investment income[4]	2.33

Portfolio turnover rate	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period February 28, 2011 (inception date) through April 30, 2011 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report	11

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Absolute Return Opportunities Fund (the “Fund”) is a separate non-diversified series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the last quoted bid price provided by an independent pricing service, that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the bid price as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12	Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Sovereign bonds†	—	$11,927,817	—	$11,927,817
Collateralized mortgage obligations	—	2,493,559	—	2,493,559
Corporate bonds & notes†	—	4,420,596	—	4,420,596
U.S. government & agency obligations†	—	1,074,268	—	1,074,268
Total long-term investments	—	$19,916,240	—	$19,916,240
Short-term investments†	—	7,099,058	—	7,099,058
Total investments	—	$27,015,298	—	$27,015,298
Other financial instruments:
Forward foreign currency contracts	—	223,736	—	223,736
Total	—	$27,239,034	—	$27,239,034

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$828,016	—	$828,016

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the

Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report	13

Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

14	Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report	15

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of April 30, 2010, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $828,016. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared daily and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable

16	Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of Indonesian securities held by the Fund are subject to capital gains tax in that country. As of April 30, 2011, there were $7,389 of deferred capital gains tax liabilities accrued on unrealized gains.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, C and I shares did not exceed 1.20%, 1.70% and 0.85%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

During the period ended April 30, 2011, fees waived and/or expenses reimbursed amounted to $69,658.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were

Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report	17

earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2011, the Fund had remaining fee waivers and expense reimbursements subject to recapture by LMPFA with a date of expiration as follows:

	Class A	Class C	Class I
Expires October 31, 2014	$30,896	$25,810	$2,808
Fee waivers/expense reimbursements subject to recapture	$30,896	$25,810	$2,808

For the period ended April 30, 2011, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the period ended April 30, 2011, LMIS and its affiliates did not receive any sales charges on sales of the Fund’s Class A shares. In addition, there were no CDSCs paid to LMIS and its affiliates for the period ended April 30, 2011.

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of April 30, 2011, Legg Mason and its affiliates owned 98% of the Fund.

3. Investments

During the period ended April 30, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$21,592,132	$1,549,378
Sales	3,545,917	496,381

At April 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$814,170
Gross unrealized depreciation	(1,745)
Net unrealized appreciation	$812,425

18	Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

At April 30, 2011, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (loss)
Contracts to Buy:
British Pound	HSBC Bank USA, N.A.	769,000	$1,283,902	6/2/11	$34,738
British Pound	Morgan Stanley & Co. Inc.	155,000	258,784	6/2/11	6,267
Euro	Citibank N.A.	4,517,000	6,689,596	5/3/11	(13,271)
Japanese Yen	Citibank N.A.	614,080,000	7,570,717	5/6/11	42,090
Singapore Dollar	HSBC Bank USA, N.A.	629,000	513,880	7/26/11	4,343
South Korean Won	HSBC Bank USA, N.A.	1,266,000,000	1,179,822	5/18/11	57,780
Turkish Lira	Barclays Bank PLC	1,600,000	1,049,897	5/10/11	60,227
Yuan Renminbi	Barclays Bank PLC	3,226,000	506,278	1/11/12	318
Yuan Renminbi	UBS AG	3,289,000	516,232	1/13/12	4,620
					$197,112
Contracts to Sell:
Australian Dollar	HSBC Bank USA, N.A.	737,000	800,221	7/11/11	(39,858)
Brazilian Real	Barclays Bank PLC	616,000	388,374	7/14/11	(7,327)
Euro	Citibank N.A.	4,517,000	6,689,596	5/3/11	(455,594)
Euro	Citibank N.A.	4,517,000	6,671,807	8/3/11	13,353
Japanese Yen	Citibank N.A.	614,080,000	7,570,717	5/6/11	(72,244)
Japanese Yen	Citibank N.A.	614,080,000	7,574,953	8/8/11	(42,909)
New Zealand Dollar	Citibank N.A.	1,665,000	1,343,540	6/9/11	(122,429)
South Korean Won	HSBC Bank USA, N.A.	1,266,000,000	1,179,822	5/18/11	(33,187)
Swiss Franc	HSBC Bank USA, N.A.	1,160,000	1,341,645	7/19/11	(41,197)
					$(801,392)
Net unrealized loss on open forward foreign currency contracts					$(604,280)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2011.

ASSET DERIVATIVES[1]
Foreign Exchange Contracts Risk
Forward Foreign Currency Contracts	$223,736

LIABILITY DERIVATIVES[1]
Foreign Exchange Contracts Risk
Forward Foreign Currency Contracts	$828,016

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report	19

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended April 30, 2011. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Contracts Risk
Forward Foreign Currency Contracts	$(48,840)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Contracts Risk
Forward Foreign Currency Contracts	$(604,280)

During the period ended April 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$11,745,533
Forward foreign currency contracts (to sell)	25,890,811

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.50% of the average daily net assets of the class. Distribution fees are accrued daily and paid monthly.

For the period ended April 30, 2011, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees
Class A1	$5,029	$4,011
Class C1	15,077	4,011
Class I1	—	167
Total	$20,106	$8,189

[1]	For the period February 28, 2011 (inception date) through April 30, 2011.

20	Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

For the period ended April 30, 2011, waivers and/or expense reimbursements by class were as follows:

	Distribution Fees Waived	Waivers/Expense Reimbursements
Class A1	$2,536	$30,896
Class C1	7,608	25,810
Class I1	—	2,808
Total	$10,144	$59,514

[1]	For the period February 28, 2011 (inception date) through April 30, 2011.

6. Distributions to shareholders by class

Period Ended April 30, 2011[1]
Net Investment Income
Class A	$39,295
Class C	29,563
Class I	3,894
Total	$72,752

[1]	For the period February 28, 2011 (inception date) through April 30, 2011.

7. Shares of beneficial interest

At April 30, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Period Ended April 30, 2011[1]
	Shares	Amount
Class A
Shares sold	1,075,649	$12,911,230
Shares issued on reinvestment	6	71
Net increase	1,075,655	$12,911,301

Class C
Shares sold	1,021,775	$12,261,881
Shares issued on reinvestment	4	43
Net increase	1,021,779	$12,261,924

Class I
Shares sold	88,305	$1,060,000
Shares issued on reinvestment	4	54
Net increase	88,309	$1,060,054

[1]	For the period February 28, 2011 (inception date) through April 30, 2011.

Legg Mason BW Absolute Return Opportunities Fund 2011 Semi-Annual Report	21

8. Line of credit

The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. This 364-day revolving Credit Agreement matures on March 1, 2012. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing LIBOR rate plus LIBOR rate margin. The Fund did not utilize the line of credit during the period ended April 30, 2011.

9. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending October 31, 2011.

22	Legg Mason BW Absolute Return Opportunities Fund

Board approval of management and

subadvisory agreements (unaudited)

At its February 2011 meeting, the Fund’s Board of Trustees (the “Board”) approved the investment management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Subadvisory Agreement”) with Brandywine Investment Management , LLC (the “Subadviser”). The Trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), met with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager and the Subadviser to assist the Board, and in particular the Independent Trustees, in considering the Management and Subadvisory Agreements, respectively. At such meeting the Independent Trustees received a presentation from the Manager, as well as a memorandum from legal counsel.

In voting to approve the Agreements, the Board, including the Independent Trustees, considered whether approval of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Management Agreement and the Subadvisory Agreement. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that it was in the best interest of the Fund and its shareholders to approve the Agreements.

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Subadviser, under the Management and Subadvisory Agreements, respectively. The Board also considered the Manager’s supervisory activities over the Subadviser. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason fund complex, including the management of cash and short-term instruments, and the Manager’s role in coordinating the activities of the Subadviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager to the Legg Mason fund complex had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own expanded compliance programs and the compliance programs to be implemented for the Fund.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Board discussed with representatives of management the portfolio management

Legg Mason BW Absolute Return Opportunities Fund	23

strategy of the Fund’s portfolio managers. The Board noted that the Manager was committed to providing the services necessary to assist the portfolio managers in managing the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available through the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight to be provided by the Manager. The Board also considered information that it received and reviewed as a part of its ongoing oversight of the Subadviser regarding its brokerage policies and practices.

The Board received and reviewed historical composite performance results of the other accounts managed by the Subadviser under the same investment strategy it would use to manage the Fund.

The Board reviewed and considered, the proposed contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and advisory services to be provided by the Manager and the Subadviser, respectively. The Board noted that the retention of the Subadviser by the Manager would not increase the fees and expenses incurred by the Fund. The Board also noted that the Manager would forego fees and reimburse expenses to the extent necessary to maintain specified expense levels until December 31, 2012 unless the Board consents to an earlier termination.

The Board received and considered information comparing the Fund’s Contractual Management Fee and the expected total expense ratio (after waivers) for each class of Fund shares with those of a group of funds, which showed that the Fund’s Contractual Management Fee was competitive with the management fees paid by such other funds and that the expected total expense ratio (after waivers) would be competitive.

The Board noted that the breakpoints included in the Contractual Management Fee provide for sharing of economies of scale with shareholders as the Fund’s assets grow, and reviewed the projected asset growth for the Fund during the initial term of the Management Agreement.

The Board considered other benefits expected to be received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of comparative fee information, as well as the nature, extent and quality of the services expected to be provided, the other benefits expected to be received by the Manager and its affiliates and the Manager’s commitment to the Fund, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the approval of each Agreement is in the best interest of the Fund.

Legg Mason BW

Absolute Return Opportunities Fund

Trustees

Mark R. Fetting

Chairman

R. Jay Gerken, CFA

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data

Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason BW Absolute Return Opportunities Fund

The Fund is a separate series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason BW Absolute Return Opportunities Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason BW Absolute Return Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013668 6/11 SR11-1397

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Assistant Secretary at 100 International Drive, 7th Floor, Baltimore, Maryland 21202, Attn.: Fund Assistant Secretary.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99-CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Date: June 23 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Date: June 23 2011

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer

Date: June 23 2011